Valuation and Qualifying Accounts (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Total Accounts Receivable Allowances	Dec. 31, 2011 Total Accounts Receivable Allowances	Dec. 31, 2010 Total Accounts Receivable Allowances Predecessor	Dec. 31, 2012 Allowance for Contractual Discounts	Dec. 31, 2011 Allowance for Contractual Discounts	Dec. 31, 2010 Allowance for Contractual Discounts Predecessor	Dec. 31, 2012 Allowance for Uncompensated Care	Dec. 31, 2011 Allowance for Uncompensated Care	Dec. 31, 2010 Allowance for Uncompensated Care Predecessor
Changes in valuation and qualifying accounts
Balance at the beginning of the period	$ 1,909,871		$ 1,573,300	$ 1,254,452		$ 1,001,285	$ 655,419		$ 572,015
Additions	9,704,453	8,209,384	7,124,936	7,169,942	6,117,634	5,193,418	2,534,511	2,091,750	1,931,518
Reductions	(9,153,082)	(8,021,120)	(6,976,629)	(6,804,906)	(5,955,370)	(5,102,515)	(2,348,176)	(2,065,750)	(1,874,114)
Balance at the end of the period	$ 2,461,242	$ 1,909,871	$ 1,721,607	$ 1,619,488	$ 1,254,452	$ 1,092,188	$ 841,754	$ 655,419	$ 629,419